Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: December 12, 2022

Payment Date	12/15/2022
Collection Period Start	11/1/2022
Collection Period End	11/30/2022
Interest Period Start	11/15/2022
Interest Period End	12/14/2022

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$39,044,932.10	$13,995,172.80	$25,049,759.30	0.054575	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$205,790,932.10	$13,995,172.80	$191,795,759.30

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$209,317,798.18	$195,322,625.38	0.138453
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$209,317,798.18	$195,322,625.38
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$39,044,932.10	1.92000%	30/360	$62,471.89
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$205,790,932.10			$350,460.05

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$209,317,798.18	$195,322,625.38
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$209,317,798.18	$195,322,625.38
Number of Receivable Outstanding	28,781	27,881
Weight Average Contract Rate	4.74%	4.75%
Weighted Average Remaining Term (months)	24	23

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$827,860.66
Principal Collections	$13,951,220.45
Liquidation Proceeds	$84,959.54
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$14,864,040.65
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$14,864,040.65

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$174,431.50	$174,431.50	$—	$—	$14,689,609.15
Interest - Class A-1 Notes	$—	$—	$—	$—	$14,689,609.15
Interest - Class A-2 Notes	$—	$—	$—	$—	$14,689,609.15
Interest - Class A-3 Notes	$62,471.89	$62,471.89	$—	$—	$14,627,137.26
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$14,423,914.66
First Allocation of Principal	$—	$—	$—	$—	$14,423,914.66
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$14,398,520.26
Second Allocation of Principal	$—	$—	$—	$—	$14,398,520.26
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$14,370,774.53
Third Allocation of Principal	$—	$—	$—	$—	$14,370,774.53
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$14,339,149.10
Fourth Allocation of Principal	$10,468,306.72	$10,468,306.72	$—	$—	$3,870,842.38
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,870,842.38
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$343,976.30
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$343,976.30
Remaining Funds to Certificates	$343,976.30	$343,976.30	$—	$—	$—
Total	$14,864,040.65	$14,864,040.65	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$209,317,798.18	$195,322,625.38
Note Balance	$205,790,932.10	$191,795,759.30
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	4	$43,952.35
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	95	$84,959.54
Monthly Net Losses (Liquidation Proceeds)			$(41,007.19)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			(0.12)%
Preceding Collection Period			0.13%
Current Collection Period			(0.24)%
Four-Month Average Net Loss Ratio			(0.04)%
Cumulative Net Losses for All Periods			$1,978,623.37
Cumulative Net Loss Ratio			0.14%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.46%	88	$897,855.69
60-89 Days Delinquent	0.13%	22	$244,362.68
90-119 Days Delinquent	0.03%	7	$60,746.61
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.62%	117	$1,202,964.98

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		—	$—
Total Repossessed Inventory		3	$39,243.83

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		29	$305,109.29
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.14%
Current Collection Period			0.16%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of November 2022.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.13	0.07%	12	0.04%